Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policies
Schedule of property and equipment useful lives

Assets	Years
Aircraft – avionics and airframe	10-12
Aircraft engines	7
Aircraft components – hydraulics, electrical and mechanical	2-4
Mapping equipment – hardware and software	3-5
Radar equipment	5
Furniture and fixtures	5
Leasehold improvements	Shorter of useful life or term of lease

Schedule of classification of financial instruments

The following is a summary of the classification the Company has applied to each of its significant categories of financial instruments outstanding:

Financial instrument:	Classification:
Cash	Assets at amortized cost
Amounts receivable	Assets at amortized cost
Unbilled revenue	Assets at amortized cost
Investments	Financial assets at fair value through profit and loss
Accounts payable and accrued liabilities	Financial liabilities at amortized cost
Bank loan	Financial liabilities at amortized cost
Long-term project financing	Financial liabilities at amortized cost
Long-term government loans	Financial liabilities at amortized cost
Loan payable	Financial liabilities at amortized cost
Lease obligations under finance leases	Financial liabilities at amortized cost